Related Parties - Disclosure of Related Parties Outstanding Balances (Detail) - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Gk mine [Member]
Related party [Line Items]
Amounts payable, related party transactions	[1]	$ 2,789	$ 12,316
Key management personnel of entity or parent [member]
Related party [Line Items]
Amounts payable, related party transactions		158	567
De Beers Canada [Member]
Related party [Line Items]
Amounts payable, related party transactions		550	353
Dunebridge Worldwide Limited
Related party [Line Items]
Amounts payable, related party transactions		$ 31,813	$ 0

[1]	included in accounts payable and accrued liabilities